Stockholders' Equity (Equity Incentive Award Plans) (Details)	12 Months Ended
	Nov. 03, 2019 employees shares	Jul. 31, 2009 shares
Market-Based RSUs
Stock-Based Compensation Arrangement by Stock-Based Payment Award [Line Items]
Stock-based awards, Award requisite service period	4 years
Market-Based RSUs | Minimum
Stock-Based Compensation Arrangement by Stock-Based Payment Award [Line Items]
Stock-based awards, Award payout percentage	0.00%
Market-Based RSUs | Maximum
Stock-Based Compensation Arrangement by Stock-Based Payment Award [Line Items]
Stock-based awards, Award payout percentage	450.00%
Restricted Stock Units (RSUs)
Stock-Based Compensation Arrangement by Stock-Based Payment Award [Line Items]
Stock-based awards, Number of employees affected by plan modification | employees	16,500
2009 Plan Prior to March 2011 | Stock Compensation Plan
Stock-Based Compensation Arrangement by Stock-Based Payment Award [Line Items]
Stock-based awards, Expiration period	10 years
2009 Plan
Stock-Based Compensation Arrangement by Stock-Based Payment Award [Line Items]
Stock-based awards, Number of shares authorized		20,000,000
Stock-based awards, Number of shares authorized, Annual increase	6,000,000
Stock-based awards, Number of shares authorized, Annual increase rate	3.00%
Stock-based awards, Maximum number of shares authorized		90,000,000
2009 Plan | Stock Compensation Plan
Stock-Based Compensation Arrangement by Stock-Based Payment Award [Line Items]
Stock-based awards, Expiration period	7 years
2009 Plan | Stock Compensation Plan, Non-employees
Stock-Based Compensation Arrangement by Stock-Based Payment Award [Line Items]
Stock-based awards, Expiration period	5 years
2009 Plan | Employee Stock Options
Stock-Based Compensation Arrangement by Stock-Based Payment Award [Line Items]
Stock-based awards, Award vesting period	4 years
2009 Plan | Restricted Stock Units (RSUs)
Stock-Based Compensation Arrangement by Stock-Based Payment Award [Line Items]
Stock-based awards, Award vesting period	4 years
2003 Plan
Stock-Based Compensation Arrangement by Stock-Based Payment Award [Line Items]
Stock-based awards, Number of shares available for grant	3,000,000
2003 Plan | Employee Stock Options
Stock-Based Compensation Arrangement by Stock-Based Payment Award [Line Items]
Stock-based awards, Maximum yearly grant of shares	4,000,000
2003 Plan | Restricted Stock Units (RSUs)
Stock-Based Compensation Arrangement by Stock-Based Payment Award [Line Items]
Stock-based awards, Maximum yearly grant of shares	1,000,000
2012 Plan
Stock-Based Compensation Arrangement by Stock-Based Payment Award [Line Items]
Stock-based awards, Number of shares authorized, Annual increase	12,000,000
Stock-based awards, Number of shares available for grant	82,000,000
2012 Plan | Restricted Stock Units (RSUs)
Stock-Based Compensation Arrangement by Stock-Based Payment Award [Line Items]
Stock-based awards, Maximum yearly grant of shares	4,000,000
Employee Stock Purchase Plan
Stock-Based Compensation Arrangement by Stock-Based Payment Award [Line Items]
Stock-based awards, ESPP purchase period	6 months
Stock-based awards, Purchase price percentage of common stock	85.00%